GOING CONCERN AND LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 5,280,759	$ (552,384)	$ 1,380,578	$ 1,943,754	$ 2,839,224	$ 6,574,023	$ 6,163,556	$ 10,237,297	$ 18,098,918
Working capital deficit	7,675,620					7,675,620		8,754,740
Accumulated deficit	116,607,896					116,607,896		110,161,683	99,272,691
Cash and cash equivalents	6,552,702		4,220,371			6,552,702	4,220,371	7,630,079	3,628,670
Total shareholders' deficit	$ (13,331,496)	$ (2,249,904)	$ (553,321)	$ (2,114,953)	$ (3,246,282)	$ (13,331,496)	$ (553,321)	$ 2,412,705	$ (5,029,162)	$ 877,506	$ (20,011,317)